3. IMPACTS OF COVID-19 (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Impacts Of Covid-19
Percentage of corporate staff		50.00%
Accumulated gain (losses)	R$ 962,000	R$ 1,190,000